Serious C Shares (Detail) - USD ($) shares in Thousands, $ in Thousands			12 Months Ended
	Apr. 26, 2013	Jun. 30, 2012	Jun. 30, 2013	Apr. 16, 2013
Dividend Payable				$ 2,813
Predecessor
Series C shares exchanged			$ 3,159
Gain on return of Series C preferred shares	$ 3,159		3,159
Predecessor | Equity secured receivables
Series C shares exchanged		$ 4,591	$ (4,591)
Predecessor | Series C Preferred Stock
Stock issued			7,750
Stock issued, value			$ 7,750